SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Apr. 29, 2020
Warrants outstanding	20,618,708	5,161,511	11,974,301
Fair market value of shares issued			272,000
Outstanding shares	1,962,901	1,048,800	1,867,991
Market price per share	$ 0.17	$ 0.33	$ 0.24	$ 0.285
Conversion of common stock		5,161,511		5,628,000
Convertible notes, description		(i) the lowest trading price for the twenty-day period prior to the date of the Note or (ii) 65% of the lowest trading price during the twenty days prior to a conversion notice on the applicable trading market or the closing bid price on the applicable trading market. The Convertible Notes are limited to converting no more than 4.99% of our issued an outstanding common stock.	(i) the lowest trading price for the twenty-day period prior to the date of the Note or (ii) 65% of the lowest trading price during the twenty days prior to a conversion notice on the applicable trading market or the closing bid price on the applicable trading market. The Convertible Notes are limited to converting no more than 4.99% of our issued an outstanding common stock.
Research and development expenses	$ 347,033		$ 544,519
Equity Option [Member]
Fair market value of stock options		$ 1,048,800		$ 850,983
Equity Option [Member] | Warrant [Member]
Warrants outstanding	272,000	272,000		616,666
Subsidiaries [Member]
Ownership percentage	9.00%		9.00%		50.00%
Equity method investment amount	$ 450,000		$ 950,000